PROVISIONS, COMMITMENTS, CONTINGENT ASSET AND LIABILITIES - Movements in provisions (Details) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Movements in provisions
Balance at beginning	₺ 117,998	₺ 939,753
Current year charge/(reverse)	198,234	(121,217)
Paid during the year	(69,354)	(569,984)
Foreign exchange valuation		38,543
Monetary gain	(29,821)	(169,097)
Balance at ending	217,057	117,998
Provision for license fee
Movements in provisions
Current year charge/(reverse)	180,023
Balance at ending	180,023
Provision for settlement of legal proceedings
Movements in provisions
Balance at beginning		619,425
Paid during the year		(561,333)
Foreign exchange valuation		21,371
Monetary gain		(79,463)
Provision for Turkish Capital Markets Board fee
Movements in provisions
Balance at beginning	76,486	56,488
Current year charge/(reverse)		34,691
Paid during the year	(60,078)
Foreign exchange valuation		17,172
Monetary gain	(16,408)	(31,865)
Balance at ending		76,486
Provision for Competition Authority penalty
Movements in provisions
Balance at beginning	5,235	227,535
Current year charge/(reverse)		(182,768)
Monetary gain	(1,608)	(39,532)
Balance at ending	3,627	5,235
Provision for legal disputes
Movements in provisions
Balance at beginning	36,277	36,305
Current year charge/(reverse)	18,211	26,860
Paid during the year	(9,276)	(8,651)
Monetary gain	(11,805)	(18,237)
Balance at ending	₺ 33,407	₺ 36,277